Employee benefits - Actuarial Assumptions (Details)	Dec. 31, 2022	Dec. 31, 2021
Bottom of range | Germany | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase for pensions in payment	1.00%	1.00%
Top of range | Germany | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase for pensions in payment	2.20%	2.00%
Germany | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.80%	1.10%
Inflation rate	2.20%	2.00%
Rate of increase in salaries	2.80%	2.80%
SWEDEN | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.00%	1.80%
Inflation rate	2.00%	2.20%
Rate of increase in salaries	3.00%	3.20%
Rate of increase for pensions in payment	2.00%	2.20%
Austria | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.20%	0.90%
Inflation rate	5.00%	2.00%
Rate of increase in salaries	5.00%	2.00%
Rate of increase for pensions in payment	0.00%	0.00%
Italy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.50%	0.35%
Inflation rate	2.50%	1.50%
Rate of increase in salaries	3.38%	2.63%
Rate of increase for pensions in payment	0.00%	0.00%
SWITZERLAND | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.95%	0.10%
Inflation rate	1.25%	1.00%
Rate of increase in salaries	1.75%	1.50%
Rate of increase for pensions in payment	0.00%	0.00%